Fees Summary	Aug. 12, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 174,000
Previously Paid Amount	0.00
Total Fee Amount	25.68
Total Offset Amount	0.00
Net Fee	25.68
Narrative - Max Aggregate Offering Price	$ 174,000
Final Prospectus	true